Property and equipment (Schedule of Property and Equipment) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	$ 563	$ 316
Additions	2,666	387
Disposals
Cost	(107)	(9)
Accumulated depreciation	85	9
Depreciation for the year	(325)	(140)
Closing net book value	2,883	563
Computer equipment and software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	66	43
Additions	79	73
Disposals
Cost	(9)	(9)
Accumulated depreciation	7	9
Depreciation for the year	(47)	(50)
Closing net book value	96	66
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	27	17
Additions	171	15
Disposals
Cost	(61)
Accumulated depreciation	47
Depreciation for the year	(21)	(5)
Closing net book value	163	27
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	459	256
Additions	217	282
Disposals
Cost	(37)
Accumulated depreciation	31
Depreciation for the year	(112)	(79)
Closing net book value	558	459
Leased premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value
Additions	1,417
Disposals
Cost
Accumulated depreciation
Depreciation for the year	(94)
Closing net book value	1,323
Leasehold improvements and leased premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	11
Additions	782	17
Disposals
Cost
Accumulated depreciation
Depreciation for the year	(50)	(6)
Closing net book value	$ 743	$ 11